UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY CAPITAL PRESERVATION FUND II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (800) 451-2010 (FOR SMITH BARNEY)
       (800)-725-6666 (FOR SALOMON BROTHERS FUNDS

Date of fiscal year end:  OCTOBER 31, 2003
Date of reporting period:  APRIL 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The SEMI-ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY CAPITAL PRESERVATION FUND II

SEMI-ANNUAL REPORT | APRIL 30, 2003

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

JOHN GOODE

John has more than 33 years of
securities business experience and
co-manages the Fund’s equity
investments.

PETER HABLE

Peter has more than 19 years of
securities business experience and
co-manages the Fund’s equity
investments.

SANDIP A. BHAGAT

Sandip has more than 15 years of secur-
ities business experience and manages
the Fund’s fixed-income investments
and portfolio allocation.

FUND OBJECTIVE

The objective of the Fund during the
Guarantee Period is to seek some capi-
tal growth while preserving principal.
During the Post Guarantee Period, the
Fund expects to seek long-term growth
of capital.

FUND FACTS

FUND INCEPTION

September 24, 2002

Semi-Annual Report • April 30, 2003

SMITH BARNEY

CAPITAL PRESERVATION FUND II

What’s Inside

Letter From the Chairman	1

Portfolio of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Notes to Financial Statements	8

Financial Highlights	12

Important Information for Investors	15

L E T T E R   F R O M   T H E   C H A I R M A N

R. JAY GERKEN
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

Investors’ concerns about war and the economy caused the stock market to fluctuate throughout the past six months. However, the Smith Barney Capital Preservation Fund II (“Fund”) remained predominantly invested in high-rated fixed-income securities and, therefore, was more defensively positioned than funds that had more significant exposure to stocks. This positioning was based in part on the Fund’s quantitative model that takes into account prevailing interest rates and other economic criteria to help the managers determine the Fund’s optimal asset allocation.

Since the war with Iraq ended, the stock market has gained considerable momentum during which time the quantitative model has increased exposure to equities. For example, as of this writing the Fund’s equity allocation has increased from 6.1% to 11.4% since the end of March (which is still a modest percentage of the Fund’s total net assets and below allocation percentages earlier in the reporting period). Bear in mind that the terms of the Fund’s Financial Guarantee Agreement impose certain limitations, which limit the manager’s ability to change the Fund’s asset allocation.

Shareholders who remain in the Fund and reinvest all dividends and distributions will continue to be guaranteed their original investment (net of sales charges and redemptions) at the end of the Guarantee Period.1 Shareholders also have the ability at any time during the Guarantee Period to assess their market outlook and risk tolerance in order to determine if another investment option may be more suitable. As always, your financial adviser stands ready to provide you with experienced advice on how to address your investment objectives.

I invite you to read this report in full (see page 15 for information about the operations of and risks of investing in the Fund). Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

1 When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your initial investment (less sales charges) at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain Fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current NAV and the amount returned could be less than that invested.The guarantee is based on the amount invested as of the first day of the Guarantee Period and does not apply to any earnings realized during the Guarantee Period. As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate. After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal. Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.

1 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)		April 30, 2003

SHARES	SECURITY	VALUE

COMMON STOCK — 6.1%
Capital Goods — 0.3%
49,846	Clayton Homes, Inc.	$ 618,589
18,156	PACCAR Inc.	1,060,492
37,385	Raytheon Co.	1,118,933

		2,798,014

Consumer Discretionary — 0.8%
30,965	AOL Time Warner, Inc. (a)	423,601
41,974	Carnival Corp.	1,158,063
8,516	Comcast Corp. (a)	255,991
44,371	Hasbro Inc.	709,936
34,173	Honeywell International Inc.	806,483
84,587	Liberty Media Corp. (a)	930,457
39,839	Mattel, Inc.	866,100
25,111	McDonald’s Corp.	429,398
49,278	The Walt Disney Co.	919,527

		6,499,556

Consumer Non-Cyclical — 0.3%
11,706	The News Corp. Ltd., ADR	331,046
21,712	Pepsico Inc.	939,695
20,769	Pier 1 Imports Inc.	385,473
23,223	Safeway Inc. (a)	385,966
9,818	Wal-Mart Stores, Inc.	552,950

		2,595,130

Consumer Staples — 0.3%
42,482	Archer-Daniels-Midland Co.	470,700
11,706	Avon Products, Inc.	680,938
23,413	ConAgra Foods, Inc.	491,673
11,328	Kimberly-Clark Corp.	563,795
25,111	Sara Lee Corp.	421,363

		2,628,469

Energy — 0.4%
9,063	Anadarko Petroleum Corp.	402,397
19,636	BJ Services Co. (a)	716,910
5,664	ChevronTexaco Corp.	355,756
7,553	ConocoPhillips	379,916
32,664	Duke Energy Co.(a)	574,560
42,670	El Paso Corp.	320,025
5,663	Murphy Oil Corp.	235,864

		2,985,428

Financial Services — 1.3%
36,818	Allstate Corp.	1,391,352
10,950	AMBAC Financial Group, Inc.	638,932
37,196	American Express Co.	1,408,240
12,840	American International Group, Inc.	744,078
19,636	The Bank of New York Co., Inc.	519,372
35,684	Bank One Corp.	1,286,408
12,764	Chubb Corp.	675,088

See Notes to Financial Statements.

2 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

SHARES	SECURITY	VALUE

Financial Services — 1.3% (continued)
31,400	Countrywide Financial Corp.	$ 2,122,640
18,315	MBIA Inc.	818,680
12,272	MGIC Investment Corp.	557,885
24,545	The St. Paul Cos., Inc.	842,875

		11,005,550

Health Care — 0.9%
19,636	Abbott Laboratories	797,811
13,595	Bristol Myers Squibb Co.	347,216
7,930	Eli Lilly & Co.	506,093
25,677	Health Management Associates, Inc.	438,050
20,202	Health Net Inc. (a)	527,070
15,293	ICN Pharmaceuticals, Inc.	133,814
76,165	Pfizer, Inc.	2,342,074
44,181	Schering-Plough Corp.	799,676
35,684	Wyeth	1,553,324

		7,445,128

Industrials — 0.3%
6,796	Caterpillar Inc.	357,470
34,930	CNF Inc.	1,059,776
34,363	Engelhard Corp.	843,612
18,692	GlobalSantaFe Corp.	395,523
16,615	Varco International, Inc. (a)	292,258

		2,948,639

Information Technology — 0.9%
14,769	Adobe Systems Inc.	510,417
26,245	Agilent Technologies Inc. (a)	420,445
32,853	Hewlett Packard Co.	535,504
53,290	Intel Corp.	980,536
7,553	International Business Machines Corp.	641,250
37,707	Lattice Semiconductor Corp. (a)	327,297
62,308	LSI Logic Corp. (a)	333,971
41,671	Microuse Inc. (a)	272,570
93,838	Motorola, Inc.	742,259
55,511	Nokia Corp., ADR	919,817
11,382	Register.com, Inc. (a)	64,877
35,308	Scientific-Atlanta, Inc.	573,755
65,895	Solectron Corp. (a)	210,205
39,461	Texas Instruments Inc.	729,634

		7,262,537

Materials — 0.2%
34,930	Alcoa, Inc.	800,945
13,216	Weyerhaeuser Co.	655,381

		1,456,326

See Notes to Financial Statements.

3 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

SHARES	SECURITY	VALUE

Telecommunication Services — 0.3%
377	Mobile Telesystems, ADR (a)	$ 18,096
30,587	Nippon Telegraph & Telephone Corp.	533,437
54,422	RealNetworks, Inc. (a)	279,185
16,804	Verizon Communications Inc.	628,133
44,371	Vodafone Group Plc, ADR	876,771

		2,335,622

Utilities — 0.1%
23,601	Emerson Electric Co.	1,196,571

	TOTAL COMMON STOCK
	(Cost — $49,907,971)	51,156,970

FACE
AMOUNT	SECURITY	VALUE

U.S.TREASURY OBLIGATIONS — 87.6%
	United States Treasury Strip Notes
$553,736,000	due 8/15/07	494,405,403
283,106,000	due 2/15/08	247,386,799

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $730,740,944)	741,792,202

SHORT-TERM OBLIGATIONS — 6.3%
15,000,000	United States Treasury Bill (b)
	due 6/12/03 (Cost — $14,980,925)	14,981,295
38,706,000	State Street Repurchase Agreement 1.274% due 5/1/03
	Proceeds at maturity — $38,707,290;
	(Fully collateralized by US Treasury Bonds, 6.250% due 8/15/23;
	Market Value — $39,483,981) (Cost — $38,706,000)	38,706,000

	TOTAL SHORT-TERM OBLIGATIONS
	(Cost — $53,686,925)	53,687,295

	TOTAL INVESTMENTS — 100%
	(Cost — $834,335,840*)	$846,636,467

(a)	Non-income producing security
(b)	Security is segregated as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.
ADR—American Depositary Receipt.

See Notes to Financial Statements.

4 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	April 30, 2003

ASSETS:
Investments, at value (Cost — $834,335,840)	$846,636,467
Cash	740
Dividend and interest receivable	65,067

Total Assets	846,702,274

LIABILITIES:
Payable for shares of beneficial interest repurchased	450,428
Distribution fees payable (Note 2)	648,192
Management fees payable (Note 2)	519,878
Accrued expenses and other liabilities	669,434

Total Liabilities	2,287,932

Total Net Assets	$844,414,342

NET ASSETS:
Par value of shares of beneficial interest	$738
Capital paid in excess of par value	841,093,144
Undistributed net investment loss	(1,091,013)
Accumulated net realized loss from security transactions and future contracts	(8,258,808)
Net unrealized appreciation on investments and future contracts	12,670,281

Total Net Assets	$844,414,342

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($73,172,694/6,373,891 shares outstanding)	$11.48
Offering Price per share ($11.48 ÷ 0.95)	$12.08	*

Class B Shares:
Net Asset Value per share ($655,926,920/57,339,836 shares outstanding)	$11.44	**

Class L Shares:
Net Asset Value per share ($115,314,728/10,079,772 shares outstanding)	$11.44	**
Offering Price per share ($11.44 ÷ 0.99)	$11.56

* Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

5 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2003

INVESTMENT INCOME:
Interest Income	$11,088,781
Dividend Income	772,632
Less: Foreign withholding tax	(4,538)

Total Investment Income	11,856,875

EXPENSES:
Management fees (Note 2)	3,111,448
Guarantee fees (Note 7)	3,111,448
Distribution fees Class A (Note 2)	91,562
Distribution fees Class B (Note 2)	3,279,919
Distribution fees Class L (Note 2)	589,323
Transfer agent fees	329,930
Legal fees	224,697
Shareholder communications	117,016
Registration fees	65,794
Blue sky fees	62,126
Audit fees	37,500
Custody fees	32,799
Trustee fees	1,694
Other	4,511

Total Expenses	11,059,767

Net Investment Income	797,108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURE CONTRACTS:
Net realized loss from investments (excluding short-term securities) and futures contracts	(8,258,808)
Increase in net unrealized appreciation on investments and futures contracts	12,670,281

Net Gain (Loss) on Investments and Futures Contracts	4,411,473

Increase in Net Assets From Operations	$5,208,581

See Notes to Financial Statements.

6 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

		For the Period
	Six Months	September 24, 2002
	Ended	(Commencement
	April 30, 2003	of Operations) to
	(unaudited)	October 31, 2002

OPERATIONS:
Net investment income	$797,108	$170,430
Net realized loss from investments (excluding short-term securities) and future contracts	(8,258,808)	—
Increase in net unrealized appreciation on investments and futures contracts	12,670,281	—

Increase in Net Assets From Operations	5,208,581	170,430

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	(194,274)	(21,988)
Net investment income Class B	(1,665,776)	(125,701)
Net investment income Class L	(291,026)	(22,741)

Decrease in Net Assets From Distributions to Shareholders	(2,151,076)	(170,430)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 8):
Class A
Net proceeds from sale of shares	2,115,283	78,511,378
Net asset value of shares issued to shareholders from reinvestment of distributions	206,426	—
Cost of shares repurchased	(4,209,306)	(3,959,744)

Total Class A	(1,887,597)	74,551,634

Class B
Net proceeds from sale of shares	—	674,475,339
Net asset value of shares issued to shareholders from reinvestment of distributions	1,680,584	—
Cost of shares repurchased	(21,301,909)	(1,108,387)

Total Class B	(19,621,325)	673,366,952

Class L
Net proceeds from sale of shares	906,395	122,253,859
Net asset value of shares issued to shareholders from reinvestment of distributions	295,255	—
Cost of shares repurchased	(8,467,381)	(40,955)

Total Class L	(7,265,731)	122,212,904

Net Increase (Decrease) in Net Assets From Fund Share Transactions	(28,774,653)	870,131,490

Net Increase (Decrease) in Net Assets	(25,717,148)	870,131,490

NET ASSETS:
Beginning of period	870,131,490	—

End of period*	$844,414,342	$870,131,490

* Includes undistributed net investment income (loss) of:	$(1,091,013)	$262,955

See Notes to Financial Statements.

7 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Smith Barney Capital Preservation Fund II (the “Fund”), a separate investment fund of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund commenced operations on September 24, 2002.The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Equity securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the board of trustees; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the accounting records are maintained in U.S. dollars.All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation (although the Fund generally does not expect to hold investments denominated in foreign currencies). Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement, Distribution Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets during the Guarantee Period. This fee is calculated daily and paid monthly. The management fee amounted to $3,111,448 for the six months ended April 30, 2003.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Global Fund Services (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS

8 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $226,837 to CTB and PSS.

Citigroup Global Markets Inc. (“CGM”) (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc. both of which are subsidiaries of Citigroup, act as the Fund’s distributor. Certain other broker-dealers also continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates received brokerage commissions of $0 for the Fund’s portfolio agency transactions.

There was a maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.

For the six months ended April 30, 2003, CDSCs paid to SSB were approximately:

	Class A	Class B	Class L

CDSCs	$6,000	$534,000	$46,000

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A, B and L shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily ne tassets of each class, respectively. For the six months ended
April 30, 2003, total Distribution Plan fees were:

	Class A	Class B	Class L

Distribution Plan Fees	$91,562	$3,279,919	$589,323

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$923,717,011

Sales	$733,846,014

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax pur-
poses were substantially as follows:

Gross unrealized appreciation	$14,504,062
Gross unrealized depreciation	(2,203,435)

Net unrealized appreciation	$12,300,627

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the con-

9 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

tract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a coun-terparty fail to perform under such contracts.

Future contracts which were open at April 30, 2003 are as follows:

		Aggregate
	Number of	Face Value	Expiration	Unrealized
Contracts	Contracts	of Contracts	Date	Gain/(Loss)

S & P Index Futures (Buy)	60	15,000,000	June 2003	$369,654

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid.When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2003, the Fund held no purchased call options or purchased put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.When a written option expires, the Fund realizes a gain equal to the amount of the premium received.When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received.When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise.When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid.The Fund enters into options for hedging purposes.The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

No written covered call/put option transactions occurred during the six months ended April 30, 2003.

6. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon

10 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

higher repurchase price.The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. The Guarantee

Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on November 1, 2002, less certain expenses.The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund.The fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy.The guarantee fees amounted to $3,111,448 for the six months ended April 30, 2003. Please see the prospectus for more information relating to the guarantee arrangement.

8. Shares of Beneficial Interest

At April 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At April 30, 2003, total paid-in capital amounted to the following for each class:

		Class A	Class B	Class L

Total paid-in Capital		$72,641,245	$653,541,390	$114,911,247

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2003		October 31, 2002

Class A
Shares sold	185,816		6,886,963
Shares issued to shareholders from reinvestment of distributions	18,220		—
Shares repurchased	(369,762)		(347,346)

Class A Net Increase (Decrease)	(165,726)		6,539,617

Class B
Shares sold	—		59,164,503
Shares issued to shareholders from reinvestment of distributions	148,496		—
Shares repurchased	(1,875,936)		(97,227)

Class B Net Increase (Decrease)	(1,727,440)		59,067,276

Class L
Shares sold	79,716		10,724,023
Shares issued to shareholders from reinvestment of distributions	26,088		—
Shares repurchased	(746,462)		(3,593)

Class L Net Increase (Decrease)	(640,658)		10,720,430

11 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	Six Months Ended		For the Period September 24, 2002
	April 30, 2003		(Commencement of Operations) to
Class A Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.40		$11.40

Income From Operations:
Net investment income†	0.049		0.006
Net realized and unrealized gain	0.060		0.004

Total Income From Operations	0.109		0.010

Less Distributions From:
Net investment income	(0.029)		(0.010)

Total Distributions	(0.029)		(0.010)

Net Asset Value, End of Period	$11.48		$11.40

Total Return	0.97	%**	0.09	%**

Net Assets, End of Period (000s)	$73,173		$74,552

Ratios to Average Net Assets:
Expenses	1.95	%*	0.68	%*
Net investment income	0.87	%*	0.76	%*

Portfolio Turnover Rate	92%		—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment income per share and the ratios would have been as follows:

Net investment income per share†	$0.049		$0.002
Ratios:
Expenses to average net assets	1.95	%*	1.24	%*
Net investment income to average net assets	0.87	%*	0.20	%*

* Annualized
** Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

12 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months Ended		For the Period September 24, 2002
	April 30, 2003		(Commencement of Operations) to
Class B Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.40		$11.40

Income From Operations:
Net investment income†	0.007		0.004
Net realized and unrealized gain	0.061		0.002

Total Income From Operations	0.068		0.006

Less Distributions From:
Net investment income	(0.028)		(0.006)

Total Distributions	(0.028)		(0.006)

Net Asset Value, End of Period	$11.44		$11.40

Total Return	0.60	%**	0.05	%**

Net Assets, End of Period (000s)	$655,927		$673,367

Ratios to Average Net Assets:
Expenses	2.70	%*	0.97	%*
Net investment income	0.12	%*	0.41	%*

Portfolio Turnover Rate	92%		—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment loss per share and the ratios would have been as follows:

Net investment income (loss) per share†	$0.007		($0.001)
Ratios:
Expenses to average net assets	2.70	%*	1.53	%*
Net investment income (loss) to average net assets	0.12	%*	(0.15	)%*

* Annualized
** Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

13 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months Ended		For the Period September 24, 2002
	April 30, 2003		(Commencement of Operations) to
Class L Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.40		$11.40

Income From Operations:
Net investment income†	0.007		0.004
Net realized and unrealized gain	0.060		0.002

Total Income From Operations	0.067		0.006

Less Distributions From:
Net investment income	(0.027)		(0.006)

Total Distributions	(0.027)		(0.006)

Net Asset Value, End of Period	$11.44		$11.40

Total Return	0.59	%**	0.05	%**

Net Assets, End of Period (000s)	$115,315		$122,213

Ratios to Average Net Assets:
Expenses	2.70	%*	0.97	%*
Net investment income	0.12	%*	0.41	%*

Portfolio Turnover Rate	92%		—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment loss per share and the ratios would have been as follows:

Net investment income (loss) per share†	$0.007		($0.001)
Ratios:
Expenses to average net assets	2.70	%*	1.53	%*
Net investment income (loss) to average net assets	0.12	%*	(0.15	)%*

* Annualized
** Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

14 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

Important Information for Investors

  Your ability to receive the Guaranteed Amount depends on the financial condition of Ambac Assurance Corporation and the Fund. Of course, Ambac’s credit rating may change, and Ambac may be unable to pay the Guaranteed Amount if called upon to do so.
  The guarantee does not ensure that you will achieve an increase in the value of your initial investment.
  The guarantee assumes that you will not redeem your shares during the five-year Guarantee Period. Although you may remove money from the Fund at any time during the Guarantee Period, any withdrawals, including dividends and distributions received in cash, will reduce your Guaranteed Amount.
  If you sell your shares during the Guarantee Period, shares are redeemed at the current NAV, which may be more or less than your original investment.
  Use of the fixed-income component will reduce the Fund’s ability to participate in upward equity market movements. You should be willing to accept reduced equity participation during the Guarantee Period.
  In certain market conditions, the Fund may be invested entirely in zero coupon bonds.The market value of zero coupon bonds generally is more volatile than the market value of fixed income securities with similar maturities that pay interest periodically. In addition, you may be required to pay U.S. income tax on the imputed interest from the Fund’s zero-coupon bond holdings as it accrues.
  After the Guarantee Period ends, you will no longer be protected by the guarantee and will be subject to possible loss of principal.

15 Smith Barney Capital Preservation Fund II | 2003 Semi-Annual Report to Shareholders

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SMITH BARNEY

CAPITAL PRESERVATION FUND II

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R.Jay Gerken, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C.Oscar Morong, Jr.
R.Richardson Pettit
Walter E. Robb, III

OFFICERS
R. Jay Gerken*
President and Chief
Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary

*	Affiliated Person of Investment Manager

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN
State Street Bank
&Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

Smith Barney Capital Preservation Fund II

This report is submitted for the general information of shareholders of Smith Barney Capital Preservation Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund’s investment policies and expenses as well as other pertinent information. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CAPITAL PRESERVATION FUND II
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02774 6/03                                       03-4998

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENTCOMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and
               principal financial officer have concluded that the
               registrant's disclosure controls and procedures (as
               defined in Rule 30a-2(c) under the Investment Company
               Act of 1940, as amended) are effective based on their
               evaluation of the disclosure controls and procedures
               as of a date within 90 days of the filing date of
               this document.

         (b)   In the last 90 days, there have been no significant
               changes in the Registrant's internal controls or in
               other factors that could significantly affect these
               controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT       Certifications pursuant to section 302 of the
                               Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT    Certifications pursuant to Section 906 of the
                               Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY CAPITAL PRESERVATION FUND II

By:   /s/ R. Jay Gerken R.
      Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY CAPITAL PRESERVATION FUND II
Date: JUNE 13, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      SMITH BARNEY CAPITAL PRESERVATION FUND II

Date:

By:   /s/LEWIS E. DAIDONE
      Chief Administrative Officer of
      SMITH BARNEY CAPITAL PRESERVATION FUND II

Date: JUNE 13, 2003